CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 199,676	$ 144,035
OPERATING EXPENSES
Voyage and manufacturing expenses	(75,414)	(56,505)
Running costs	(67,620)	(58,485)
Depreciation and amortization	(20,523)	(21,051)
Administrative and commercial expenses	(18,323)	(15,437)
Other operating income, net	1,407	6,748
Operating expenses	(180,473)	(144,730)
Operating profit (loss)	19,203	(695)
OTHER INCOME (EXPENSES)
Financial expense	(16,230)	(18,117)
Financial loss on extinguishment of debt	(3,785)	0
Foreign currency exchange gains (losses), net	11,445	(2,123)
Financial income	87	80
Loss on derivatives, net	(211)	0
Investments in affiliates	(319)	(666)
Other, net	18	(391)
Total other income (expenses)	(8,995)	(21,217)
Income (loss) before income taxes	10,208	(21,912)
Income tax (expenses) benefit	(2,023)	3,140
Net income (loss)	8,185	(18,772)
Net income attributable to noncontrolling interest	553	445
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$ 7,632	$ (19,217)
INCOME (LOSS) PER SHARE OF ULTRAPETROL (BAHAMAS) LIMITED - BASIC AND DILUTED (in dollars per share)	$ 0.05	$ (0.65)
Basic weighted average number of shares (in shares)	140,092,934	29,568,622
Diluted weighted average number of shares (in shares)	140,275,792	29,568,622